Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated statements of Stockholders' equity
Common stock dividend per share, declared and paid	$ 0.04	$ 0.04	$ 0.04